Other investments (Tables)	12 Months Ended
Dec. 31, 2024
Other investments
Summary of financial assets

	2024	2023
	£m	£m
Pound sterling	2	1
Other	21	21
	23	22
Analysed as follows:
Current portion	2	1
Non-current portion	21	21
	23	22